Note 6 - Common Stock (Details Textual)						2 Months Ended	3 Months Ended	12 Months Ended		24 Months Ended
	Aug. 05, 2024 USD ($) $ / shares shares	Apr. 07, 2024 USD ($) shares	Mar. 28, 2024 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) shares	Feb. 28, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2022 shares
Common Stock, Shares Authorized (in shares) | shares								50,000,000	300,000,000	50,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights, Vote Per Share								1		1
Dividends, Common Stock, Total										$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 4	$ 11.1	$ 4
Proceeds from Issuance or Sale of Equity	$ 21,600,000
Payments of Stock Issuance Costs								$ 30,000	$ (0)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares											769,146
Preferred Stock, Shares Issued (in shares) | shares								0	0	0
Preferred Stock, Shares Outstanding (in shares) | shares								0	0	0
Proceeds from Issuance or Sale of Equity, Gross	22,000,000
Derivative Liability								$ 0		$ 0
Series A Convertible Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity	20,400,000
Payments of Stock Issuance Costs	$ 403,000
Preferred Stock, Shares Issued (in shares) | shares								22,000	0	22,000
Preferred Stock, Shares Outstanding (in shares) | shares	22,000							22,000	0	22,000
Preferred Stock, Convertible, Shares Issuable (in shares) | shares	7,213,115
Percent of Conversion Shares Owned	20.00%
Borrowed Money	$ 10,000,000
Percent of Common Stock Issuable	10.00%
Percent of Voting Stock	50.00%
Conversion Debt into Equity [Member]
Debt Conversion, Original Debt, Amount			$ 2,800,000
Warrants in Connection With Unit Purchase Agreement [Member]
Number of Warrant Per Unit (in shares) | shares			1		1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares					0.5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 2.5	$ 12
Warrants and Rights Outstanding			$ 2.1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		2,071,293
Warrants and Rights Outstanding, Term (Year)		5 years
Warrants in Connection With Unit Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Percentage of FIFO Inventory			58.00%
Warrants in Connection With Unit Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Percentage of FIFO Inventory			4.21%
Warrants in Connection With Unit Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Percentage of FIFO Inventory			5.50%
Warrants in Connection With Unit Purchase Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Percentage of FIFO Inventory			0.00%
North Run Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 3.05
Payments of Stock Issuance Costs	$ 31,000
Warrants and Rights Outstanding								$ 5,780,955		$ 5,780,955
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	2,885,246
Warrants and Rights Outstanding, Term (Year)	5 years 6 months
North Run Warrants [Member] | Warrants Liability [Member]
Derivative Liability	$ 1,600,000
Unit Purchase Agreement in Private Placement Offering [Member]
Stock Issued During the Period, Units, New Issues (in shares) | shares		2,071,293	2,015,293		647,057	1,183,192	45,383
Number of Common Stock Per Unit (in shares) | shares			1		1
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 2.5		$ 7.8
Proceeds from Issuance or Sale of Equity		$ 5,100,000	$ 5,000,000	$ 5,000,000		$ 9,200,000
Payments of Stock Issuance Costs			600,000		$ 700,200	$ 1,200,000
Proceeds from Issuance or Sale of Equity, Net		$ 3,000,000	$ 3,000,000